Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases
Schedule of components of lease expense

The components of lease expense for the year ended December 31, 2020 were as follows:

	Classification	2020
Operating fixed lease cost	Selling, general and administrative expenses	$2,126,662
Operating variable lease cost	Selling, general and administrative expenses	238,205
Total lease cost		$2,364,867

Schedule of supplemental cash flow

2020
Supplemental cash flow
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$2,495,972
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$4,095,709
Weighted average remaining lease term (years):
Operating leases	2.24
Weight average discount rate:
Operating leases	6.50%

Schedule of future minimum lease payments under non-cancellable leases

Future minimum lease payments under non-cancellable leases as of December 31, 2020 were as follows:

Operating Leases
2021	$1,462,045
2022	801,800
2023	130,332
2024	134,054
2025	137,888
Thereafter	11,518
Total future minimum lease payments	2,677,637
Less imputed interest	(197,263)
Total	$2,480,374
Reported as of December 31, 2020:
Accrued expenses and other liabilities	$1,352,537
Operating lease liabilities	1,127,837
Total	$2,480,374

6.           Leases (continued)

Future minimum lease payments under non-cancellable leases as of December 31, 2019 were as follows:

2020	$2,325,562
2021	1,360,130
2022	752,532
2023	124,068
2024	127,790
Thereafter	142,618
Total	$4,832,700

Schedule of sublease income	Sublease income for the year ended December 31, 2020 was as follows:

2020
Sublease income
Fixed	$709,283
Variable	4,971
Total sublease income	$714,254

Schedule of he undiscounted cash flows for contractual subleases	The undiscounted cash flows for contractual subleases as of December 31, 2020 were as follows:

2021	$666,740
2022	823,900
2023	130,332
2024	134,054
2025	137,888
Thereafter	11,517
Total	$1,904,431